WARRANTS	12 Months Ended
Dec. 31, 2024
Guarantees and Product Warranties [Abstract]
WARRANTS

17. WARRANTS

A summary of warrant activity for the years ended December 31, 2024, and 2023 is presented below:

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
Outstanding on January 1, 2023	-	$-	-
Granted	116,015,935	0.1
Forfeited	-	-
Exercised	(5,215)	0.1
Outstanding on December 31, 2023	116,010,720	0.1	4.6
Granted	24,954,170	0.1
Forfeited
Exercised	(9,161)	0.1
Outstanding on December 31, 2024	140,955,729	$0.1	3.7

The following summarizes information about common stock warrants outstanding on December 31, 2024:

Warrants received by related parties consisted of 13,235,252, and 13,228,170 as of December 31, 2024, and 2023, respectively.

Commitment Fee; Warrant

On July 25, 2024, the Company entered into a purchase agreement (the “ELOC Purchase Agreement”) with GCEF Opportunity Fund, LLC (“GCEF”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, the Company has the right to direct GCEF to purchase up to an aggregate of $25.0 million of shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) over the 36-month term of the ELOC Purchase Agreement and the Company will execute a warrant to purchase shares of Common Stock (“ELOC Warrant”), granting the GCEF the right to purchase Common Stock issuable upon the exercise of the ELOC Warrants, with an expiration date that is the third anniversary of the First Trading Day (as defined ELOC Purchase Agreement). Under the ELOC Warrant, GCEF has the right to buy up to 2% of our outstanding Common Stock within three business days after our Common Stock is publicly listed for trading on a U.S. national securities exchange or other trading platform.

In consideration for GCEF’s execution of the ELOC Purchase Agreement, the Company is required to issue to GCEF, as a commitment fee, a number of Common Stock equivalent to 2.0% of the Aggregate Limit or $0.5 million (“Commitment Fee Shares”), payable either in cash or freely tradeable Common Stock on the first trading day after 30 consecutive trading days commencing with the first trading day designated in each draw down notice. The draw down notice shall specify the draw down amount requested, set the threshold price for such draw down and designate the first trading day of the draw down pricing period that the Company wishes to grant to the purchaser during the draw down pricing period.